Share-Based Payment - Summary Of Share Based Payment (Detail)	9 Months Ended
Sep. 30, 2023
Restricted Stock Units [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Beginning balance	82,492
Granted	609,860
Forfeited during the period	(59,491)
Ending balance	632,861
Restricted Stock Units [Member] | 2023
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	38,676
Restricted Stock Units [Member] | 2024
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	223,761
Restricted Stock Units [Member] | 2025
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	185,189
Restricted Stock Units [Member] | 2026
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	185,235
Performance Stock Units [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Beginning balance
Granted	112,268
Forfeited during the period	(7,245)
Ending balance	105,023
Performance Stock Units [Member] | 2023
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	0
Performance Stock Units [Member] | 2024
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	35,007
Performance Stock Units [Member] | 2025
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	35,008
Performance Stock Units [Member] | 2026
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	35,008
Restricted Stock Units and Performance Stock Unit [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Beginning balance	82,492
Granted	722,128
Forfeited during the period	(66,736)
Ending balance	737,884
Restricted Stock Units and Performance Stock Unit [Member] | 2023
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	38,676
Restricted Stock Units and Performance Stock Unit [Member] | 2024
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	258,768
Restricted Stock Units and Performance Stock Unit [Member] | 2025
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	220,197
Restricted Stock Units and Performance Stock Unit [Member] | 2026
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	220,243